Retirement and pension plans (Summary of assumptions used in calculations) (Details) (Defined benefit plans)	12 Months Ended
Dec. 31, 2014
Defined benefit plans
Assumptions used to determine net periodic pension expense:
Discount rate	3.00%
Increase in compensation levels rate	5.00%
Assumptions used to determine benefit obligations:
Discount rate	2.75%
Increase in compensation levels rate	5.00%